Commitment and contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jul. 31, 2013 Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc	Jun. 30, 2013 Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc	Dec. 31, 2012 Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc	Jun. 30, 2014 Ocean Rig Corcovado	Dec. 31, 2012 Ocean Rig Corcovado	Jun. 30, 2014 Ocean Rig Mylos
Legal Settlements And Other	$ 870	$ 5,390			$ 6,000
Proceeds from legal settlements				5,000
Insurance recoveries	985,159	655,721					20,200	24,600	23,300
Previously recognized insurance claim						11,000
Insurance claims receivable	$ 27,236		$ 2,023